Concentration Risk (Details) (USD $) In Billions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Average Amount of Vault Cash	$ 3.0	$ 2.7
ATM Purchase [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			61.60%	63.50%
U.S. [Member] | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Average Amount of Vault Cash	$ 1.9
Minimum [Member] | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Typical contract termination notification period			180 days
Notice period to modify the pricing terms			60 days
Maximum [Member]
Concentration Risk [Line Items]
Vault cash agreement expiration date			December 2017
Maximum [Member] | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Vault cash agreement expiration date			December 2017
Typical contract termination notification period			360 days
Notice period to modify the pricing terms			180 days
Top Five Merchants [Member] | Unaudited Pro Forma Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			31.40%	40.80%
Seven Eleven [Member] | Unaudited Pro Forma Revenues [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			17.50%	22.00%
Elan Financial Services [Member] | U.S. [Member] | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			30.40%
Bank Of America [Member] | U.S. [Member] | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			21.60%
Wells Fargo [Member] | U.S. [Member] | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			30.30%
Santander [Member] | U.K. [Member] | Vault Cash [Member] | Lender Concentration Risk [Member]
Concentration Risk [Line Items]
Vault cash agreement expiration date			December 2017